Supplement to the
Fidelity® Series All-Sector Equity Fund
April 1, 2015
Prospectus

The following information replaces similar information for Peter Saperstone found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Peter Dixon (co-manager) has managed the fund since November 2015.

The following information replaces the biographical information for Peter Saperstone found in the "Fund Management" section beginning on page 14.

Peter Dixon is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

DLF-15-02  November 16, 2015
1.882075.112

Supplement to the
Fidelity® Series All-Sector Equity Fund
Class F
April 1, 2015
Prospectus

The following information replaces similar information for Peter Saperstone found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Peter Dixon (co-manager) has managed the fund since November 2015.

The following information replaces the biographical information for Peter Saperstone found in the "Fund Management" section beginning on page 14.

Peter Dixon is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

ASE-F-15-01  November 16, 2015
1.907679.106